Summary of Significant Accounting Policies (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Building improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	20 years	20 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	10 years	10 years
Brewery equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	20 years	20 years
Brewery equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	3 years	3 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	5 years	5 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	3 years	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	10 years	10 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	5 years	5 years